TAXES, Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Oct. 31, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Deferred tax assets:
Foreign tax credits	$ 39,554		$ 39,554
State net operating losses	9,140		12,448
Net operating losses	68,919		102,074
Accrued pension liability	2,869		4,254
Accrued equity compensation	440		9,115
Interest expense limitation	33,567		17,852
Deferred revenue	375		511
Employee award programs	86		387
Employee payroll accruals	1,656		3,476
Inventories	6,853		1,263
Investment in unconsolidated affiliates	0		30,783
Convertible note	0		2,013
Capital loss carryover	0		4,200
Accrued expenses not currently deductible	9,000		6,339
Lease liabilities	22,369		0
Other	8,992		7,005
Valuation allowance	(118,561)	$ (124,700)	(128,214)	$ (71,987)	$ (74,727)
Total deferred tax assets	85,259	$ 0	113,060
Deferred tax liabilities:
Property and equipment	(38,299)		(136,175)
Inventories	(987)		(1,754)
Investment in unconsolidated affiliates	(23,112)		(27,595)
ROU Asset	(21,552)		0
Intangibles	(18,539)		0
Deferred gain	0		(1,872)
Other	(5,545)		(4,872)
Total deferred tax liabilities	(108,034)		(172,268)
Net deferred tax liabilities	(22,775)		(59,208)
Interest Expense Limitation
Deferred tax assets:
Valuation allowance	(11,603)
Valuation Allowance, Foreign Tax Credit Carryforward
Deferred tax assets:
Valuation allowance	(39,554)		(39,554)
Valuation Allowance, Operating Loss Carryforwards | Interest Expense Limitation
Deferred tax assets:
Valuation allowance	(11,603)		0
Valuation Allowance, Operating Loss Carryforwards | State and Local Jurisdiction
Deferred tax assets:
Valuation allowance	(9,140)		(12,448)
Valuation Allowance, Operating Loss Carryforwards | Foreign Tax Authority
Deferred tax assets:
Valuation allowance	$ (58,264)		$ (76,212)